FAIR VALUE OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES, AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
FAIR VALUE OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES, AND RISK MANAGEMENT
Schedule of fair value of financial assets and financial liabilities, and risk management
	Carrying value				Fair Value
Figures in million - SA rand	Fair value through profit or loss	Loans and other receivables	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
31 December 2017
Financial assets
Measured at fair value:
- Environmental rehabilitation obligation funds[1]	3,492.4	-	-	3,492.4	3,117.6	374.8	-	3,492.4
- Trade receivables - PGM sales	4,512.4	-	-	4,512.4	4,512.4	-	-	4,512.4
Not measured at fair value:
- Other receivables[2]	-	319.2	-	319.2
Financial liabilities
Not measured at fair value:
- Other payables[2]	-	-	(3,760.4)	(3,760.4)
- Borrowings	-	-	(25,649.5)	(25,649.5)
Measured at fair value:
- Derivative financial instrument[3]	(1,093.5)	-	-	(1,093.5)		(1,093.5)		(1,093.5)
31 December 2016
Financial assets
Measured at fair value:
- Environmental rehabilitation obligation funds[1]	3,100.5	-	-	3,100.5	2,630.6	469.9	-	3,100.5
- Trade receivables - PGM sales	4,001.9	-	-	4,001.9	4,001.9	-	-	4,001.9
Not measured at fair value:
- Other receivables[2]	-	665.9	-	665.9
Financial liabilities
Not measured at fair value:
- Other payables[2]	-	-	(1,613.7)	(1,613.7)
- Borrowings	-	-	(8,973.8)	(8,973.8)

[1] Environmental rehabilitation obligation funds comprises interest-bearing short-term investments valued using quoted market prices.

[2] Other receivables and other payables are initially recognised at fair value. The non-recurring fair value measurement is a level 3 measurement as per the fair value hierarchy.

[3] The derivative financial instrument is recognised at fair value and valued using option pricing methodologies based on observable quoted inputs.

Schedule of undiscounted cash flows resulting from maturities of financial liabilities including interest payments;

The following are contractually due, undiscounted cash flows resulting from maturities of financial liabilities including interest payments:

Figures in million - SA rand	Total	Within one year	Between one and five years	After five years
31 December 2017
Trade and other payables	5,529.9	5,529.9	-	-
Borrowings
- Capital
R6.0 billion revolving credit facility	5,536.4	-	5,536.4	-
US$350 million revolving credit facility	1,137.1	1,137.1	-	-
US$1.05 billion Bond	12,978.0	-	-	12,978.0
US$450 million Convertible Bond	5,562.0	-	-	5,562.0
Burnstone Debt	2,102.4	-	96.2	2,006.2
Other borrowings	478.7	478.7	-	-
Franco-Nevada liability	1.7	1.7	-	-
Stillwater Convertible Debentures	3.3	3.3	-	-
- Interest	9,231.5	1,632.3	4,672.2	2,927.0
Total	42,561.0	8,783.0	10,304.8	23,473.2
31 December 2016
Trade and other payables	4,069.8	4,069.8	-	-
Borrowings
- Capital
R6.0 billion revolving credit facility	5,100.0	-	5,100.0	-
US$350 million revolving credit facility	1,369.0	-	1,369.0	-
Burnstone Debt	2,338.8	-	106.6	2,232.2
Other borrowings	749.5	749.5	-	-
Franco-Nevada liability	2.7	2.7	-	-
- Interest	1,443.2	-	312.9	1,130.3
Total	15,073.0	4,822.0	6,888.5	3,362.5

Schedule of interest rate sensitivity analysis
	Change in interest expenses for a change in interest rate[1]
Figures in million - SA rand	-1.5%	-1.0%	-0.5%	0.5%	1.0%	1.5%
31 December 2017
- JIBAR	83.0	55.4	27.7	(27.7)	(55.4)	(83.0)
- LIBOR	49.5	33.0	16.5	(16.5)	(33.0)	(49.5)
Change in finance expense	132.5	88.3	44.2	(44.2)	(88.3)	(132.5)
31 December 2016
- JIBAR	45.6	30.4	15.2	(15.2)	(30.4)	(45.6)
- LIBOR[2]	-	-	-	(13.6)	(27.2)	(40.8)
Change in finance expense	45.6	30.4	15.2	(28.8)	(57.6)	(86.4)

[1] Interest rate sensitivity analysis is performed on the borrowings balance at 31 December.

2 No interest rate sensitivity analysis has been performed for a reduction in LIBOR due to LIBOR being less than 1%, a decrease in LIBOR would have no impact on the Group’s profit or loss.